Property And Equipment, Net	12 Months Ended
Oct. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net

(5) Property and Equipment, Net

Property and equipment, net as of October 31, 2011 and 2010 consists of the following:

	October 31,
	2011	2010

Land	$3,144,068	$3,144,068
Building and improvements	7,761,553	7,601,627
Machinery and equipment	19,242,068	18,924,498
Furniture and fixtures	932,859	963,532
Construction in progress	320,847	115,813

Total property and equipment, at cost	31,401,395	30,749,538

Less accumulated amortization and depreciation	(18,856,930)	(17,624,424)

Property and equipment, net	$12,544,465	$13,125,114